Statements Of Consolidated Membership Interests - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital account:
Balance at beginning of period	$ 12,083	$ 10,938	$ 8,624
Net income	770	713	651
Capital contributions from members (Note 8)	705	788	1,978
Distributions to members (Note 8)	(839)	(356)	(319)
Balance at end of period	12,719	12,083	10,938
Total membership interests at end of period	12,588	11,932	10,799
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2018-02 [Member]
Capital account:
Balance at beginning of period	0	4
Balance at end of period	0	0	4
Accumulated Other Comprehensive Income (Loss) [Member]
Capital account:
Balance at beginning of period	(151)	(139)	(164)
Net effects of cash flow hedges (net of tax expense (benefit) of $1, ($5) and $-)	3	(21)	2
Defined benefit pension plans (net of tax expense of $-, $- and $-) (Note 9)	17	9	27
Balance at end of period	(131)	(151)	(139)
Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2018-02 [Member]
Capital account:
Balance at beginning of period	0	(4)
Balance at end of period	$ 0	$ 0	$ (4)